Basis of Presentation and Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted average shares outstanding of common stock, basic (in shares)				2,108,472,000	1,909,635,000		1,959,165,000	1,629,821,000
Weighted average shares outstanding of common stock, diluted (in shares)				2,108,472,000	1,909,635,000		1,959,165,000	1,629,821,000
Basic net income (loss) per common share				$ (39,790)	$ (30,190)		$ (42.59)	$ (42.34)
Diluted net income (loss) per common share				$ (39,790)	$ (30,190)		$ (42.59)	$ (42.34)
Class A Common stock
Numerator:
Allocation of net income (loss)	$ 995,636	$ 332,524	$ 223,297	$ 844,868		$ 25,974
Denominator:
Weighted average shares outstanding of common stock, basic (in shares)	15,000,000	9,130,435	3,428,571	15,000,000		4,690,909
Weighted average shares outstanding of common stock, diluted (in shares)	15,000,000	9,130,435	3,428,571	15,000,000		4,690,909
Basic net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01
Diluted net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ 248,909	$ 136,573	$ 244,231	$ 211,217		$ 20,764
Denominator:
Weighted average shares outstanding of common stock, basic (in shares)	3,750,000	3,750,000	3,750,000	3,750,000		3,750,000
Weighted average shares outstanding of common stock, diluted (in shares)	3,750,000	3,750,000	3,750,000	3,750,000		3,750,000
Basic net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01
Diluted net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06		$ 0.01